Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – U.S. Government Mortgage Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Collateralized mortgage obligations
| Performance for the Fund’s agency collateralized mortgage obligation holdings gained against a backdrop of elevated interest rates and slower mortgage prepayment rates.
Non-agency residential mortgage-backed securities
| Non-agency residential mortgage-backed securities drove relative outperformance as housing fundamentals remained strong and borrower delinquencies remained low.
Commercial mortgage-backed securities
| Exposure to commercial mortgage-backed securities proved beneficial, as positive performance was driven by increased demand in response to perceived improvements in fundamental market conditions and economic outlook.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of collateralized loan obligations with floating interest rates.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative underperformance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury y iel
ds moved higher over the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	1.57	(0.82)	1.16
Bloomberg U.S. Mortgage-Backed Securities Index	1.20	(0.74)	0.91
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,370,823,721
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 3,927,677
Investment Company, Portfolio Turnover	352.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,370,823,721
Total number of portfolio holdings	327
Management services fees (represents 0.43% of Fund average net assets)	$ 3,927,677
Portfolio turnover for the reporting period	352%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 01/14/2055 3.500%	9.6%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.000%	6.4%
Government National Mortgage Association TBA 01/21/2055 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.500%	3.9%
Uniform Mortgage-Backed Security TBA 01/14/2055 5.000%	3.4%
Government National Mortgage Association TBA 01/21/2055 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 01/14/2055 2.500%	2.3%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.000%	2.2%
Federal National Mortgage Association 03/25/2028 3.032%	1.6%
Federal National Mortgage Association 03/01/2052 2.000%	1.5%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 01/14/2055 3.500%	9.6%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.000%	6.4%
Government National Mortgage Association TBA 01/21/2055 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.500%	3.9%
Uniform Mortgage-Backed Security TBA 01/14/2055 5.000%	3.4%
Government National Mortgage Association TBA 01/21/2055 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 01/14/2055 2.500%	2.3%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.000%	2.2%
Federal National Mortgage Association 03/25/2028 3.032%	1.6%
Federal National Mortgage Association 03/01/2052 2.000%	1.5%

Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – U.S. Government Mortgage Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Collateralized mortgage obligations
| Performance for the Fund’s agency collateralized mortgage obligation holdings gained against a backdrop of elevated interest rates and slower mortgage prepayment rates.
Non-agency residential mortgage-backed securities
| Non-agency residential mortgage-backed securities drove relative outperformance as housing fundamentals remained strong and borrower delinquencies remained low.
Commercial mortgage-backed securities
| Exposure to commercial mortgage-backed securities proved beneficial, as positive performance was driven by increased demand in response to perceived improvements in fundamental market conditions and economic outlook.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of collateralized loan obligations with floating interest rates.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative underperformance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	1.33	(1.06)	0.92
Bloomberg U.S. Mortgage-Backed Securities Index	1.20	(0.74)	0.91
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,370,823,721
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 3,927,677
Investment Company, Portfolio Turnover	352.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net asse ts	$ 1,370,823,721
Total number of portfolio holdings	327
Management services fees (represents 0.43% of Fund average net assets)	$ 3,927,677
Portfolio turnover for the reporting period	352%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Uniform Mortgage-Backed Security TBA 01/14/2055 3.500%	9.6%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.000%	6.4%
Government National Mortgage Association TBA 01/21/2055 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.500%	3.9%
Uniform Mortgage-Backed Security TBA 01/14/2055 5.000%	3.4%
Government National Mortgage Association TBA 01/21/2055 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 01/14/2055 2.500%	2.3%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.000%	2.2%
Federal National Mortgage Association 03/25/2028 3.032%	1.6%
Federal National Mortgage Association 03/01/2052 2.000%	1.5%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Uniform Mortgage-Backed Security TBA 01/14/2055 3.500%	9.6%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.000%	6.4%
Government National Mortgage Association TBA 01/21/2055 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.500%	3.9%
Uniform Mortgage-Backed Security TBA 01/14/2055 5.000%	3.4%
Government National Mortgage Association TBA 01/21/2055 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 01/14/2055 2.500%	2.3%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.000%	2.2%
Federal National Mortgage Association 03/25/2028 3.032%	1.6%
Federal National Mortgage Association 03/01/2052 2.000%	1.5%

Columbia Variable Portfolio – U.S. Government Mortgage Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – U.S. Government Mortgage Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Collateralized mortgage obligations
| Performance for the Fund’s agency collateralized mortgage obligation holdings gained against a backdrop of elevated interest rates and slower mortgage prepayment rates.
Non-agency residential mortgage-backed securities
| Non-agency residential mortgage-backed securities drove relative outperformance as housing fundamentals remained strong and borrower delinquencies remained low.
Commercial mortgage-backed securities
| Exposure to commercial mortgage-backed securities proved beneficial, as positive performance was driven by increased demand in response to perceived improvements in fundamental market conditions and economic outlook.
Asset-backed securities
| Positioning in asset-backed securities was additive, highlighted by holdings of collateralized loan obligations with floating interest rates.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a positive impact on Fund performance during the period.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates weighed most heavily on relative underperformance. Specifically, the Fund had an above-benchmark stance with respect to duration and corresponding interest rate sensitivity as U.S. Treasury yields moved higher over the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	1.44	(0.95)	1.03
Bloomberg U.S. Mortgage-Backed Securities Index	1.20	(0.74)	0.91
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,370,823,721
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 3,927,677
Investment Company, Portfolio Turnover	352.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,370,823,721
Total number of portfolio holdings	327
Management services fees (represents 0.43% of Fund average net assets)	$ 3,927,677
Portfolio turnover for the reporting period	352%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	15%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top
Holdings
Uniform Mortgage-Backed Security TBA 01/14/2055 3.500%	9.6%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.000%	6.4%
Government National Mortgage Association TBA 01/21/2055 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.500%	3.9%
Uniform Mortgage-Backed Security TBA 01/14/2055 5.000%	3.4%
Government National Mortgage Association TBA 01/21/2055 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 01/14/2055 2.500%	2.3%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.000%	2.2%
Federal National Mortgage Association 03/25/2028 3.032%	1.6%
Federal National Mortgage Association 03/01/2052 2.000%	1.5%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top
Holdings
Uniform Mortgage-Backed Security TBA 01/14/2055 3.500%	9.6%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.000%	6.4%
Government National Mortgage Association TBA 01/21/2055 4.500%	5.2%
Uniform Mortgage-Backed Security TBA 01/14/2055 4.500%	3.9%
Uniform Mortgage-Backed Security TBA 01/14/2055 5.000%	3.4%
Government National Mortgage Association TBA 01/21/2055 4.000%	2.7%
Uniform Mortgage-Backed Security TBA 01/14/2055 2.500%	2.3%
Uniform Mortgage-Backed Security TBA 01/14/2055 3.000%	2.2%
Federal National Mortgage Association 03/25/2028 3.032%	1.6%
Federal National Mortgage Association 03/01/2052 2.000%	1.5%